Inventories	12 Months Ended
Jun. 30, 2018
Inventories
Inventories

23Inventories

	2018	2017
for the year ended 30 June	Rm	Rm
Carrying value
Crude oil and other raw materials	4 308	3 521
Process material	1 873	1 794
Maintenance materials	5 156	5 201
Work in progress	2 714	2 044
Manufactured products	15 070	12 629
Consignment inventory	243	185

	29 364	25 374

Business segmentation
 Mining	1 661	1 514
 Exploration and Production International	144	155
 Energy	7 680	6 912
 Base Chemicals	6 682	5 975
 Performance Chemicals	13 162	10 762
 Group Functions	35	56

Total operations	29 364	25 374

The impact of higher crude oil and lower prices for certain chemical products resulted in a net realisable value write-down of R234 million in 2018 (2017 — R470 million).

Inventories with a carrying value of R4 099 million (2017 — R3 165 million) are encumbered. Inventory of R1 348 million (2017 — R3 015 million) is held at net realisable value.

Accounting policies:

Inventories are stated at the lower of cost and net realisable value. Cost includes expenditure incurred in acquiring, manufacturing and transporting the inventory to its present location. Manufacturing costs include an allocated portion of production overheads which are directly attributable to the cost of manufacturing such inventory. The allocation is determined based on the greater of normal production capacity and actual production. The costs attributable to any inefficiencies in the production process are charged to the income statement as incurred.

By-products are incidental to the manufacturing processes, are usually produced as a consequence of the main product stream, and are immaterial to the group. Revenue from sale of by-products is offset against the cost of the main products.

Cost is determined as follows:

Crude oil and other raw materials	First-in-first-out valuation method (FIFO)
Process, maintenance and other materials	Weighted average purchase price
Work-in-progress	Manufacturing costs incurred
Manufactured products including consignment inventory	Manufacturing costs according to FIFO